Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 68,341		¥ 71,477
Less: Accumulated depreciation	[1]	(29,823)		(23,016)
Property, equipment and equipment, net		38,518	$ 5,585	48,461
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		27,439		31,041
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		28,124		27,238
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		10,330		10,755
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross		¥ 2,448		¥ 2,443

[1]	Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were RMB4,684, RMB6,474 and RMB17,319, respectively.